Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 309,452	$ 243,299	$ 106,471
Less: Allowance for credit losses	(112,532)	(88,476)	(60,994)	$ (47,955)	$ (30,916)
Accounts receivable, net	$ 196,920	$ 154,823	$ 45,477	$ 33,286	$ 314,572